Document and Entity Information	Jul. 27, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001498710
Document Type	8-K
Document Period End Date	Jul. 27, 2022
Entity Registrant Name	Spirit Airlines, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35186
Entity Tax Identification Number	38-1747023
Entity Address, Address Line One	2800 Executive Way
Entity Address, City or Town	Miramar
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33025
City Area Code	(954)
Local Phone Number	447-7920
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	SAVE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false